No. 333-213073
No. 811-23181
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 9
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 12
DAVIS FUNDAMENTAL ETF TRUST
2949 E. Elvira Rd. Ste. 101
Tucson, AZ  85756
(1-520-806-7600)

Name and Address of Agent for Service:
Ryan M. Charles
Vice President and Secretary
2949 E. Elvira Rd. Ste. 101
Tucson, AZ 85756
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ________, pursuant to paragraph (b)(1)(v) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph (a)(2) of Rule 485
as soon as practicable after the effective date of this registration statement

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement meets the requirement to file XBRL statements on EDGAR.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tucson and State of Arizona on the 17th day of March 2020.
DAVIS FUNDAMENTAL ETF TRUST

*By: /s/ Ryan Charles
Ryan Charles
Vice President and Secretary
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on March 17, 2020.
SIGNATURE	TITLE

/s/ Kenneth C. Eich*	Principal Executive Officer
Kenneth C. Eich

/s/ Douglas Haines*	Principal Financial Officer and Principal Accounting Officer
Douglas Haines

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q).
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact
DAVIS FUNDAMENTAL ETF TRUST
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated.
Signature	Title

/s/ Kenneth Eich*	Trustee
Kenneth Eich

/s/ Thomas Tays*	Trustee
Thomas Tays

/s/ Ralph Egizi*	Trustee
Ralph Egizi

* Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 28 (q).
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact